Investments in equity investees	12 Months Ended
Dec. 31, 2015
Equity Method Investments And Joint Ventures
Investment In Equity Investees

Note 20 - Investments in equity investees

During the year ended December 31, 2015, the Corporation recorded earnings of $24.4 million, from its equity investments, compared to $39.6 million for the year ended December 31, 2014. The carrying value of the Corporation’s equity method investments was $213 million and $226 million at December 31, 2015 and 2014, respectively.

The following table presents aggregated summarized financial information of the Corporation’s equity method investees:

Years ended December 31,	2015	2014	2013
(In thousands)
Operating results:
Total revenues	$643,632	$715,966	$1,302,637
Total expenses	414,975	343,100	1,024,713
Income tax (benefit) expense	33,920	43,993	39,301
Net income	$194,737	$328,873	$238,623

At December 31,		2015	2014
(In thousands)
Balance Sheet:
Total assets		$7,647,048	$7,421,225
Total liabilities		$5,388,229	$5,182,478

Summarized financial information for these investees may be presented on a lag, due to the unavailability of information for the investees, at the respective balance sheet dates.